EARNING PER SHARE (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted	The components of the numerator and the denominator in the calculation of basic and diluted earnings per share are as follows:

(in thousands of $)	2020	2019	2018
Net income (loss)	(137,669)	37,189	84,535

(in thousands)	2020	2019	2018
Weighted average number of shares outstanding - basic	143,282	143,505	144,132
Dilutive impact of stock options	—	94	302
Weighted average number of shares outstanding - diluted	143,282	143,599	144,434